Holdback receivable (Detail Textuals) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 05, 2019 CAD ($)	Dec. 05, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 05, 2019 USD ($)	Oct. 02, 2017 CAD ($)	Oct. 02, 2017 USD ($)
Disclosure Of Holdback Receivable [Line Items]
Holdback receivable (Note 5&10)	$ 3,623			$ 11,909
Amount of allowance against the holdback receivable			$ 3,623	1,473	$ (83)
Other liabilities				$ 1,201
Receipt of holdback receivable funds	6,719	$ 5,100
Apicore
Disclosure Of Holdback Receivable [Line Items]
Holdback receivable (Note 5&10)							$ 11,941	$ 10,000
Other liabilities	$ 1,165					$ 880